Risk management and concentrations of risk (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 29, 2014	Mar. 17, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net			$ 855
Payments for Derivative Instrument, Financing Activities			$ 1,100	$ 0	$ 0
Lampung Facility [Member]
Repayments of Secured Debt	$ 7,900
Five Forward Starting Swap Agreements [Member]
Derivative, Notional Amount		$ 237,100
Derivative, Term of Contract		12 years
Derivative, Fixed Interest Rate		2.80%
Description of Interest Rate Derivative Activities		3 month USD LIBOR variable interest